Intangible and other assets (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Intangible and other assets [Abstract]
Deferred and long-term receivables	98		101
Intangible assets	54	[1]	54	[1]
Investments	31	[2]	25	[2]
Pension asset (Note 12)	0		442
Other	78		77
Total Intangible and other assets	261		699
Investments [Abstract]
Investments, equity method	21		21
Investments, cost method	10		4

[1]	Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.
[2]	As at December 31, 2011, the Company had $21 million ($21 million as at December 31, 2010) of investments accounted for under the equity method and $10 million ($4 million as at December 31, 2010) of investments accounted for under the cost method.